Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2024	$55,655	$13,068	$15,311	$4,755	$22,521

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2024	$646,953	$619,164	$26,478	$1,307	$4

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2030 Senior Notes	$901,876	$25,313	$50,625	$50,625	$775,313
2030 Convertible Notes	357,208	4,538	9,075	9,075	334,520
2027 Loans	926,746	45,344	881,402	—	—
Total	$2,185,830	$75,195	$941,102	$59,700	$1,109,833